Discontinued operations - Results of discontinued operation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 21,742,675	$ 13,163,841	$ 12,532,744
Direct costs	(12,912,788)	(9,545,546)	(8,930,147)
Gross profit	8,829,887	3,618,295	3,602,597
Other income and other net gains/(losses)	4,507,103	429,857	(202,176)
Selling and distribution expenses	(8,243,379)	(4,738,099)	(5,738,682)
Research and development expenses	(11,661,760)	(5,988,905)	(6,391,491)
Administrative and other operating expenses	(41,438,301)	(59,341,636)	(47,932,095)
Operating loss from continuing operations	(51,906,718)	(66,020,488)	(56,661,847)
Other finance costs	(119,662)	(3,994,755)	(5,052,076)
Gain on bargain purchase	0	0	117,238
Loss before taxation	(56,669,031)	(225,820,154)	(216,553,522)
Income tax credit/(expense)	116,482	(7,391,920)	(1,164,222)
(Loss)/profit from discontinued operation, net of tax	$ (8,377,660)	$ 35,121,951	$ 45,105,202
(Loss)/earnings per share
Basic ($ per share)	$ (0.74)	$ 6.93	$ 3.09
Diluted ($ per share)	$ (0.74)	$ 6.93	$ 3.09
Hong Kong
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 13,461,964	$ 262,597,457	$ 263,320,009
Direct costs	(7,356,519)	(134,660,866)	(160,791,395)
Gross profit	6,105,445	127,936,591	102,528,614
Other income and other net gains/(losses)	289,614	(25,214)	341,124
Selling and distribution expenses	(631,812)	(8,563,337)	(16,193,640)
Research and development expenses	(1,188,677)	(9,530,323)	(4,172,461)
Restructuring costs	0	(30,378,741)	0
Administrative and other operating expenses	(12,946,412)	(36,721,676)	(36,059,318)
Operating loss from continuing operations	(8,371,842)	42,717,300	46,444,319
Other finance costs	(122,300)	(203,429)	(185,954)
Write-off on amount due from a shareholder	0	0	(106,179)
Gain on bargain purchase	0	0	117,238
Loss before taxation	$ (8,494,142)	$ 42,513,871	$ 46,269,424